Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, Director Fees and Short-Term Benefits	$ 24	$ 20	$ 26
Post-Employment Benefits	2	3	4
Stock-Based Compensation	22	5	6
Other Long-Term Incentive Benefits	1
Termination Benefits		9	4
Total compensation paid or payable	$ 49	$ 37	$ 40